Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Number and Weighted Average Exercise Prices of DPTW Option Plan

Information about DPTW’s outstanding stock options is as follows:

	For the year ended December 31, 2017
	Weighted-average exercise price (per share)	Number of options (shares)
Outstanding at January 1	$19.04	2,913,000
Options expired	-	(2,913,000)
Outstanding at December 31	-	-
Exercisable at December 31		-

Schedule of Terms and Conditions of ACTW Option Plan
(1)	The key terms and conditions related to the grants under ACTW’s outstanding employee stock option plan were disclosed as follows:

	Grant date	Total number of options issued (units in thousands)	Contractual life of options	Exercisable period	Exercise price (per share)
2014 Employee stock option plan	Sep. 1, 2014	20	Sep.1, 2014 – Aug. 31, 2019	After Aug. 31, 2016	$10

Schedule of Valuation Information of ACTW Option Plan

The fair value of the employee stock options granted by ACTW was measured at the dates of grant using the Binomial option pricing model. The valuation information was as follows:

2014 Employee Stock Option Plan
Expected volatility	38.88%
Risk-free interest rate	1.1648%
Expected duration	5 years
Fair value at the grant date	NT$0.20/per share

Schedule of Number and Weighted Average Exercise Prices of ACTW Option Plan
(4)	Information about ACTW’s outstanding stock options is as follows:

	For the years ended December 31,
	2018		2019
	Weighted-average exercise price (per share)	Number of options (shares)	Weighted-average exercise price (per share)	Number of options (shares)
Outstanding at January 1	$10	16,601,000	$10	13,291,000
Options exercised	10	(2,260,000)	10	(11,995,000)
Options expired	-	(1,050,000)	-	(1,296,000)
Outstanding at December 31	10	13,291,000	-	-
Exercisable at December 31		13,291,000		-